Long-term bank loans & Revolving facilities - Pre-existing Loan Facilities Part I	12 Months Ended
Dec. 31, 2025
Long-term Bank Loans Revolving Facilities - Pre-existing Loan Facilities Part I
Long-term bank loans & Revolving facilities - Pre-existing Loan Facilities Part I

Pre-existing Loan Facilities:

(vii) ESUN $100,000 Facility

On April 22, 2024, the Company entered into a loan agreement with E.SUN for a loan amount of up to $100,000 (the “ESUN $100,000 Facility”). The full amount of the loan was drawn on April 23, 2024 in 13 tranches and was used to refinance a senior secured facility assumed in connection with the Eagle Merger. During 2025, the Company prepaid the aggregate amount of $18,852 in connection with the sale of the vessels Bittern, Star Canary, Star Goal and Star Petrel (Note 6). Following the aforementioned prepayments, the ESUN $100,000 Facility is repayable in aggregate installments as follows: i) eleven consecutive quarterly installments of $2,374, ii) one installment of $3,954, iii) six consecutive quarterly installments of $2,128, iv) one installment of $3,781, v) one installment of $1,881, vi) one installment of $1,882, vii) one installment of $1,566 and viii) a balloon payment of $14,684, payable in April 2031. The ESUN $100,000 Facility is secured by first priority mortgages on the vessels Star Antwerp, Star Cape Town, Star Fairfield, Star Madison, Martin, Star Stonington, Star Sydney, Star Tokyo and Star Vancouver.

9.       Long-term bank loans & Revolving facilities – (continued):

Pre-existing Loan Facilities – (continued):

(viii) ING $94,000 Facility

On April 10, 2024, the Company entered into a loan agreement with ING for a loan amount of up to $94,000 (the “ING $94,000 Facility”). The full amount of the loan was drawn on April 12, 2024 and was used to refinance a senior secured facility assumed in connection with the Eagle Merger . In May 2025 the Company prepaid the amount of $4,724 in connection with the sale of the vessel Oriole (Note 6) and in July 2025 the security by first priority mortgage over the vessels Star Runner and Star Sandpiper was released in connection with their sale (Note 6). Following the aforementioned prepayment, the remaining 16 consecutive equal quarterly installments were amended to $3,665 each and the balloon payment was amended to $14,964, due in April 2029, along with the last installment. The loan is secured by first priority mortgages on the vessels Star Dublin, Egret Bulker, Star Groton, Jay, Star New London, Star Oslo, Star Rotterdam, Star Rowayton and Star Shanghai.

(ix) ABN AMRO $94,120 Facility

On April 10, 2024, the Company entered into a loan agreement with ABN AMRO for a loan amount of up to $94,120 (the “ABN AMRO $94,120 Facility”). The full amount of the loan was drawn on April 12, 2024 and was used to refinance a senior secured facility assumed in connection with the Eagle Merger. In May 2025 and July 2025, the Company prepaid the amounts of $4,593 and $4,544 in connection with the sale of the vessels Puffin Bulker and Star Nighthawk, respectively (Note 6). Following the aforementioned prepayments, the remaining 15 consecutive equal quarterly installments were amended to $3,451 each and the balloon payment was amended to $13,912, due in April 2029, along with the last installment. The loan is secured by first priority mortgages on the vessels Star Copenhagen, Crane, Star Gibraltar, Star Greenwich, Star Hong Kong, Star Helsinki, Ibis Bulker, Star Mystic, Star Stamford and Star Westport.

(x) NBG $151,085 Facility:

On November 28, 2023, the Company entered into a loan agreement with NBG for a loan amount of up to $151,085 (the “NBG $151,085 Facility”). The facility amount was drawn on November 29, 2023 and was used to refinance the outstanding amount under the then-existing loan facility with NBG and the remaining amount was used to partially finance the Second Oaktree Share Repurchase (Note 10). During 2024, the Company made six prepayments aggregating $40,954 in connection with the sale of the vessels Big Bang, Big Fish, Pantagruel, Star Iris, Star Triumph and Star Diva (Note 6). During 2025, the Company made four prepayments aggregating $15,895 in connection with the sale of the vessels Star Omicron, Strange Attractor, Star Danai and Star Emily (Note 6). Following the aforementioned prepayments, the NBG $151,085 Facility is repayable in four quarterly installments of $4,871 and a balloon payment of $35,304, due in November 2026, along with the last installment. The loan is secured by first priority mortgages on the vessels Star Nasia, Star Renee, Star Markella, Star Laura, Star Moira, Star Mariella, Star Helena, Star Maria, Star Angelina, Star Gwyneth, Kymopolia and Pendulum.

9.       Long-term bank loans & Revolving facilities – (continued):

Pre-existing Loan Facilities - (continued):

(xi) CTBC $50,000 Facility:

On November 23, 2023, the Company entered into a loan agreement with CTBC Bank Co., Ltd (“CTBC”) for a loan amount of up to $50,000 (the “CTBC $50,000 Facility”). The facility amount was drawn on November 29, 2023 and was used to refinance the then outstanding loan facilities of the vessels Star Karlie and Star Ariadne. The CTBC $50,000 Facility was drawn in two tranches of $24,000 and $26,000, respectively. Each tranche is repayable in 20 equal consecutive quarterly installments of $540 and $585, respectively and balloon payments of $13,200 and $14,300, respectively, due in November 2028, along with the last installments. The loan is secured by first priority mortgages on the vessels Star Karlie and Star Ariadne.

(xii) ESUN $140,000 Facility:

On September 26, 2023, the Company entered into a syndicated loan facility with E.SUN as agent for an amount of $140,000 (the “ESUN $140,000 Facility”). The facility amount of $140,000 was drawn on October 4, 2023 and was used to replenish the funds used to prepay the outstanding amounts under the then-existing lease agreements of the vessels Mackenzie, Kennadi, Honey Badger, Wolverine, Star Antares, Gargantua, Goliath and Maharaj. The ESUN $140,000 Facility is repayable in 28 equal consecutive quarterly installments of $3,825 and a balloon payment of $32,900, due in October 2030, along with the last installment. The loan is secured by first priority mortgages on the aforementioned vessels.

(xiii) Nordea $50,000 Facility:

On July 10, 2023, the Company entered into a loan agreement with Nordea Bank Abp for a loan amount of up to $50,000 (the “Nordea $50,000 Facility”). The facility amount was drawn on July 12, 2023 and was used to replenish the funds used in May 2023 to prepay the then aggregate outstanding loan amount of the vessels Star Eleni and Star Leo. The Nordea $50,000 Facility was drawn in two equal tranches, each repayable in 20 equal consecutive quarterly installments of $545 and $528, respectively and a balloon payment of $14,100 and $14,440, respectively, both due in July 2028, along with the last installments. The loan is secured by first priority mortgages on the vessels Star Eleni and Star Leo.

(xiv) SEB $30,000 Facility:

On May 25, 2023, the Company entered into a loan agreement with Skandinaviska Enskilda Banken AB (“SEB”) for a loan amount of up to $30,000 (the “SEB $30,000 Facility”). The facility amount was drawn on May 30, 2023 and was used to replenish the funds used in May 2023 to prepay the outstanding amount under the then-existing loan facility of the vessel Star Aquarius, and the then-outstanding lease amount of the vessel Star Pisces. The SEB $30,000 Facility was drawn in two equal tranches, each repayable in 20 equal consecutive quarterly installments of $413 and a balloon payment of $6,750 due in May 2028, along with the last installment. The loan is secured by first priority mortgages on the vessels Star Aquarius and Star Pisces.

(xv) Standard Chartered $47,000 Facility:

On December 29, 2022, the Company entered into a loan agreement with Standard Chartered Bank (the “Standard Chartered $47,000 Facility”) for an amount of $47,000. The facility was available in two tranches of $22,829 and $24,171 which were drawn in January 2023 and used to replenish cash used to repay the then-aggregate outstanding loan amount of the vessels Star Marisa and Star Laetitia. Each tranche is repayable in 20 equal consecutive, quarterly principal payments of $476 and $465, respectively and a balloon payment of $13,317 and $14,875, respectively, payable simultaneously with the last installments, which are due in December 2027. The Standard Chartered $47,000 Facility is secured by the two aforementioned vessels.